Revenue from contracts with customers - Change in Deferred Revenue (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Contract With Customer, Liability [Roll Forward]
Balance at beginning of period	$ 2,719	$ 4,713	$ 4,921
Deferral of revenue	2,906	4,092	4,513
Recognition of deferred revenue	(3,010)	(6,086)	(4,721)
Balance at end of period	$ 2,615	$ 2,719	$ 4,713